Consolidated Statements of Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	$ 570,858	¥ 3,992,067	¥ 4,468,161	¥ 4,528,826
Cost of revenues	(503,778)	(3,522,968)	(3,977,598)	(4,134,271)
Gross Profit	67,080	469,099	490,563	394,555
Operating expenses:
Selling and marketing expenses	(27,513)	(192,400)	(223,935)	(188,249)
General and administrative expenses	(20,867)	(145,925)	(148,549)	(104,810)
Research and development expenses	(12,079)	(84,473)	(143,856)	(90,847)
Total operating expenses	(60,459)	(422,798)	(516,340)	(383,906)
Income (loss) from operations	6,621	46,301	(25,777)	10,649
Interest income	2,042	14,278	21,216	20,881
Changes in fair value of long-term investments	(6,224)	(43,526)	(187,725)
Investment income	11,298	79,008	4,203	4,648
Other income	1,951	13,645	41,672	74,321
Income (loss) before income taxes	15,688	109,706	(146,411)	110,499
Income tax expense	(40)	(277)	(69)
Net income (loss)	15,648	109,429	(146,480)	110,499
Accretion of redeemable convertible preferred shares to redemption value			(113,658)	(146,341)
Net income (loss) attributable to ordinary shareholders	$ 15,648	¥ 109,429	¥ (260,138)	¥ (35,842)
Net income (loss) per ordinary share
Net income (loss) per ordinary share - Basic | (per share)	$ 0.08	¥ 0.53	¥ (2.51)	¥ (0.50)
Net income (loss) per ordinary share - Diluted | (per share)	$ 0.07	¥ 0.52	¥ (2.51)	¥ (0.50)
Weighted average number of shares outstanding used in computing net income (loss) per ordinary share
Weighted average number of shares outstanding used in computing net income (loss) per ordinary share - Basic	207,133,005	207,133,005	103,695,655	72,000,000
Weighted average number of shares outstanding used in computing net income (loss) per ordinary share - Diluted	208,554,152	208,554,152	103,695,655	72,000,000
Net income (loss)	$ 15,648	¥ 109,429	¥ (146,480)	¥ 110,499
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income taxes	(1,948)	(13,624)	33,953	(40,976)
Comprehensive income (loss)	$ 13,700	¥ 95,805	¥ (112,527)	¥ 69,523